KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen Partner Phone (212) 715-9522

December 1, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fiera Capital Series Trust
Registration Statement on Form N-14

To Whom it May Concern:

On behalf of the Fiera Capital Series Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 relating to the proposed acquisition by Fiera Capital Emerging Markets Fund (the “Acquiring Fund”) a series of the Registrant, of all of the assets and liabilities of City National Rochdale Emerging Markets Fund, a series of City National Rochdale Funds, a Delaware statutory trust, in exchange for shares of the Acquiring Fund.

If you have any questions concerning this filing, please call me at 212-715-9522.  Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

1177 Avenue of the Americas   New York NY 10036-2714   Phone 212.715.9100   Fax 212.715.8000
990 Marsh Road   Menlo Park CA 94025-1949   Phone 650.752.1700   Fax 650.752.1800
47 Avenue Hoche   75008 Paris France   Phone (33-1) 44 09 46 00   Fax (33-1) 44 09 46 01
www.kramerlevin.com